Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 4—Operating Assets and Liabilities

4.1          Equipment

Depreciation expense included within operating results for each of the years ended December 31, 2019, 2018 and 2017 is as follows:

	Year Ended December 31,
	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	—	2	224
General and administrative costs	1	2	3
Total	1	4	227

As discussed in Note 1.1, the Company announced on March 1, 2017 a plan to reduce costs and wind-down research and development efforts of FP187®. In connection with winding down of research and development efforts, certain equipment that had been used in the development of FP187® was deemed impaired. Accordingly, during the year ended December 31, 2017, the Group recognized an impairment expense of $208,000 that is included in the above table within research and development costs.

At December 31, 2019 and 2018, the cost of the Group’s equipment and the corresponding accumulated depreciation was not material.

4.2          Prepaid expenses

	December 31,
	2019	2018
	USD ‘000	USD ‘000
Insurance	286	313
Other	6	27
Total	292	340

4.3          Other receivables

	December 31,
	2019	2018
	USD ‘000	USD ‘000
Value added tax receivables (“VAT”)	94	265
Other receivables	1	1
Total	95	266

4.4          Accrued liabilities

	December 31,
	2019	2018
	USD ‘000	USD ‘000
Professional advisors	294	318
Other	220	304
Total	514	622